Offsets	Nov. 04, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	MidAmerican Energy Company
Form or Filing Type	S-3
File Number	333-257069
Initial Filing Date	Feb. 23, 2023
Fee Offset Claimed	$ 54,815.76
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 497,420,689.66
Offset Note	On February 23, 2023, MidAmerican Energy Company paid a filing fee of $358,150.00 to register up to $3,250,000,000 aggregate offering price of its securities under the registration statement on Form S-3 (File No. 333-257069), as amended, of which $121,375.00 remains unutilized. Such registration statement expired on June 14, 2024, and any offering that included the unsold securities thereunder has been terminated. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the filing fee due hereunder is offset by the amount of filing fees of $54,815.76 associated with approximately $497,420,689.66 in aggregate offering price of such unsold securities, leaving $66,559.24 remaining to be applied to future filings from this fee offset source.
Termination / Withdrawal Statement	On February 23, 2023, MidAmerican Energy Company paid a filing fee of $358,150.00 to register up to $3,250,000,000 aggregate offering price of its securities under the registration statement on Form S-3 (File No. 333-257069), as amended, of which $121,375.00 remains unutilized. Such registration statement expired on June 14, 2024, and any offering that included the unsold securities thereunder has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	MidAmerican Energy Company
Form or Filing Type	S-3
File Number	333-257069
Filing Date	Feb. 23, 2023
Fee Paid with Fee Offset Source	$ 358,150.00
Offset Note	On February 23, 2023, MidAmerican Energy Company paid a filing fee of $358,150.00 to register up to $3,250,000,000 aggregate offering price of its securities under the registration statement on Form S-3 (File No. 333-257069), as amended, of which $121,375.00 remains unutilized. Such registration statement expired on June 14, 2024, and any offering that included the unsold securities thereunder has been terminated. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the filing fee due hereunder is offset by the amount of filing fees of $54,815.76 associated with approximately $497,420,689.66 in aggregate offering price of such unsold securities, leaving $66,559.24 remaining to be applied to future filings from this fee offset source.